EARNINGS PER COMMON SHARE - Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$ 48,349	$ 67,303	$ 66,739
Denominator for basic earnings per share - weighted average shares	57,270,233	57,876,685	57,691,979
Effect of dilutive securities -
Employee stock awards	692,050	873,293	907,428
Warrants	110,771	118,814	93,798
Denominator for diluted earnings per share - adjusted weighted average shares	58,073,054	58,868,792	58,693,205
Basic	$ 0.84	$ 1.16	$ 1.16
Diluted	$ 0.83	$ 1.14	$ 1.14